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                                                                             497

                          MML Series Investment Fund
                       Supplement dated November 4, 1999
          to the Statement of Additional Information dated May 3, 1999 as previously supplemented June 11, 1999

The Statement of Additional Information is changed as follows:

1. At page B-40 of the Statement of Additional Information, the following changes are hereby made to the information provided for Stuart H. Reese: (i) delete the designation of "President of MML Trust"; and (ii) add "President and Chief Executive Officer (since 1999), David L. Babson and Company Incorporated (investment adviser)" at the end thereof.

2. Page B-43 of the Statement of Additional Information is hereby amended by deleting John H. Southworth as Trustee of MML Trust, and adding the following:

     John V. Murphy*            Trustee and President of MML Trust
     1295 State Street
     Springfield, MA  01111
     Age 50

     Executive Vice President (since 1997), MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated (investment adviser); Senior Vice President and Director (1995-1997), Potomac Babson Incorporated (investment adviser); Chief Operating Officer (1993-1996), Concert Capital Management, Inc. (investment adviser); Trustee and President (since 1999), MassMutual Institutional Funds (open-end investment company); Trustee, MassMutual Institutional Funds (1997-1999).

3. Pages B-44 to B-45 of the Statement of Additional Information are hereby amended by deleting the references to Michael D. Hays, Mary Wilson Kibbe, Charles C. McCobb, Jr., Stephen L. Kuhn, Judith A. Martini and Mark B. Ackerman in their entirety, and substituting the following:

     J. Spencer Williams        Chief Financial Officer and Treasurer
     1295 State Street          of MML Trust
     Springfield, MA  01111
     Age:  41

     Senior Vice President (since 1998), Vice President (1997), MassMutual; Senior Vice President (1996-1997), Vice President (1994-1995), Federated Investors (investment adviser); Chief Financial Officer and Treasurer (since 1999), MassMutual Institutional Funds (open-end investment company).

     Paul DeSimone              Vice President of MML Trust
     1295 State Street
     Springfield, MA  01111
     Age:  43

     Senior Vice President (since 1999), MassMutual, CM Life Insurance Company (insurance company) and MML Baystate Insurance Company (insurance company); Director (since 1999), MML Investors Services, Inc. (broker-dealer); Vice President (1994-1999), American Skandia Investment Services (investment adviser) and American Skandia Marketing, Inc. (broker-dealer).
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     Vernon J. Meyer            Vice President of MML Trust
     1295 State Street
     Springfield, MA  01111
     Age:  35

     Vice President (since 1998), Second Vice President (1995-1998), Assistant Vice President (1994-1995), MassMutual; Vice President (since 1999), MassMutual Institutional Funds (open-end investment company).

     Isaac Williams, Jr.        Vice President of MML Trust
     1295 State Street
     Springfield, MA  01111
     Age:  41

     Second Vice President (since 1998), MassMutual; Regional Director (1988-
     1998), Peerless Insurance Company (property/casualty insurance company); Vice President (since 1999), MassMutual Institutional Funds (open-end investment company).

     Thomas M. Kinzler          Vice President and Secretary of MML Trust
     1295 State Street
     Springfield, MA  01111
     Age:  44

     Vice President and Associate General Counsel (since 1999), Second Vice President and Associate General Counsel (1996-1999), Assistant Vice President and Counsel (1995-1996), Counsel (1989-1995), MassMutual; Vice President and Secretary (since 1999), MassMutual Institutional Funds (open-end investment company).

4. Page B-46 of the Statement of Additional Information is hereby amended by deleting the first full paragraph in its entirety, and substituting in its place the following:

     The following table discloses actual compensation paid to non-interested Trustees of MML Trust and members of its Advisory Board during the 1998 fiscal year. MML Trust paid no compensation to any of its officers. MML Trust has no pension or retirement plan, but does have a deferred compensation plan. The plan provides for amounts deferred to be credited a rate of interest set by the Board of Trustees from time to time, currently eight percent (8%). No Trustee is currently entitled to receive any benefits under such deferred compensation plan. Each of the non-interested Trustees (including former members of the Advisory Board who were elected as Trustees by a majority of the shares outstanding as of February 1, 1999) also serves as a Trustee of one other registered investment company managed by MassMutual.

5. Page B-59 of the Statement of Additional Information is hereby amended by adding the following paragraph as the second full paragraph:

     Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Board of Trustees.